Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Net revenues:
Cheers App Internet Business	$ 83,573		$ 28,301
Traditional Media Business	40,190		37,476
Total consolidated net revenues	123,763		65,777
Operating income:
Cheers APP Internet Business	24,343		11,548
Traditional Media Business	11,707		15,291
Total segment operating income	36,050		26,839
Unallocated item	(5,381)	[1]
Total consolidated operating income	$ 30,669		$ 26,839

[1]	The unallocated item for the year ended December 31, 2020 presents the share-based compensation for employees, which is not allocated to segments.